SHORT-TERM AND LONG-TERM DEBT (Schedule of Long-Term Debt) (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 NOK (kr)	Jun. 30, 2020 USD ($)	Jan. 21, 2020 NOK (kr)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 NOK (kr)	Jun. 04, 2019 NOK (kr)	Jun. 22, 2017 NOK (kr)	Oct. 05, 2016 USD ($)
Debt Instrument [Line Items]
Total debt principal	$ 1,663,394,000				$ 1,627,177,000
Less: unamortized debt issuance costs	(14,325,000)				(19,089,000)
Less : current portion of long-term debt	(484,956,000)				(253,059,000)
Long-term debt	1,164,113,000				1,355,029,000
Norwegian kroner 500 million senior unsecured floating rate bonds due 2020
Debt Instrument [Line Items]
Term loan facility, principal amount | kr								kr 500,000,000
Long-term debt, gross	0				56,910,000
Total debt principal	0.0	kr 0.0			56,900,000	kr 500,000,000.0
5.75% unsecured convertible bonds due 2021
Debt Instrument [Line Items]
Term loan facility, principal amount									$ 225,000,000
Long-term debt, gross	212,230,000				212,230,000
Norwegian kroner 700 million senior unsecured floating rate bonds due 2023
Debt Instrument [Line Items]
Term loan facility, principal amount	81,600,000	700,000,000			79,700,000	700,000,000
Long-term debt, gross	81,572,000				79,674,000
4.875% unsecured convertible bonds due 2023
Debt Instrument [Line Items]
Long-term debt, gross	139,900,000				148,300,000
Norwegian kroner 700 million senior unsecured floating rate bonds due 2024
Debt Instrument [Line Items]
Term loan facility, principal amount | kr		700,000,000					kr 700,000,000
Long-term debt, gross	80,989,000				79,674,000
Total debt principal	81,000,000.0	695,000,000			79,700,000	700,000,000
NOK600 Million Senior Unsecured Bonds due 2025
Debt Instrument [Line Items]
Term loan facility, principal amount | kr		600,000,000		kr 600,000,000
Long-term debt, gross	62,927,000				0
Total debt principal	62,900,000	kr 540,000,000			0.0	kr 0
Floating Rate Debt
Debt Instrument [Line Items]
Long-term debt, gross	1,070,137,000				1,013,626,000
Common stock - Frontline Ltd
Debt Instrument [Line Items]
Term loan facility, principal amount	15,600,000		$ 36,800,000		36,800,000
Long-term debt, gross	$ 15,639,000				$ 36,763,000